SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill (Details) - segment	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of operating segments	6	5
Number of reporting units tested for goodwill	3	4